[STRONG LOGO]

RECENT PROSPECTUS UPDATE

PLEASE FILE THIS PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT WITH YOUR RECORDS. THE DATE OF THIS PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT IS JUNE 20, 2001. IF YOU HAVE ANY QUESTIONS, PLEASE CALL US, DAY OR NIGHT, AT 1-800-368-3863, 24 HOURS A DAY, 7 DAYS A WEEK.

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THE STRONG AGGRESSIVE GROWTH FUNDS - INVESTOR CLASS              THE STRONG GROWTH FUNDS - INVESTOR CLASS

Strong Enterprise Fund                                           Strong Discovery Fund
Strong Growth 20 Fund                                            Strong Dow 30 Value Fund
Strong Internet Fund                                             Strong Growth Fund
Strong Technology 100 Fund                                       Strong Large Cap Core Fund
Strong U.S. Emerging Growth Fund                                 Strong Large Cap Growth Fund
                                                                 Strong Mid Cap Disciplined Fund
THE STRONG EQUITY FUNDS - ADVISOR CLASS                          Strong Opportunity Fund

Strong Enterprise Fund                                           STRONG GROWTH FUND - INSTITUTIONAL CLASS
Strong Growth Fund
Strong Growth 20 Fund                                            STRONG VALUE FUND
Strong Opportunity Fund


SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 2001 AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001, AS SUPPLEMENTED ON MAY 14, 2001.

STRONG LIFE STAGE SERIES                                         STRONG INDEX 500 FUND

Strong Conservative Portfolio
Strong Moderate Portfolio
Strong Aggressive Portfolio

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SUPPLEMENT TO PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1,
2001.

REORGANIZATION OF THE STRONG DISCOVERY FUND
The Board of Directors has reconsidered the proposed reorganization of the Strong Discovery Fund into the Strong Enterprise Fund and decided not to proceed with the reorganization at this time. Consequently, the Strong Discovery Fund is reopened to investors and the Agreement and Plan of Reorganization between Strong Discovery Fund, Inc. and Strong Equity Funds, Inc., on behalf of the Strong Enterprise Fund, is terminated.

Effective July 1, 2001, Thomas J. Pence is the portfolio manager of the Strong Discovery Fund. Mr. Pence has over nine years of investment experience and is a Chartered Financial Analyst. Mr. Pence joined Strong as a Portfolio Manager in October 2000. From June 1991 to October 2000, Mr. Pence was an equity Portfolio Manager at Conseco Capital Management, Inc. He also oversaw management of all taxable and tax exempt equity separate accounts and was named chief equity investment officer in 1998. From 1987 to 1991, he was employed by the Forum Group, a health care facilities company, where he specialized in project development, acquisition, and finance. Mr. Pence received his master's of business administration in finance from the University of Notre Dame in 1986 and his bachelor's degree in business from Indiana University in 1983.

REORGANIZATION OF THE STRONG INTERNET FUND
Effective May 11, 2001, the Strong Internet Fund was closed to new investors. In addition, after close of the market on June 1, 2001, for non-retirement accounts, and on July 2, 2001, for retirement accounts, the fund will no longer accept additional investments by current shareholders, except for reinvested dividends. For investors who are currently using the fund as part of an automatic investment plan, payroll direct-deposit program, or company-sponsored retirement plan, we will contact you to make alternative arrangements.

On May 4, 2001, the Strong Internet and the Strong Technology 100 Funds' Board of Directors approved the reorganization of the Strong Internet Fund into the Strong Technology 100 Fund and called for a meeting of the shareholders of both funds to be held on July 20, 2001. At the meeting, shareholders will vote on whether to approve a plan of reorganization, including an amendment to the Articles of Incorporation of Strong Equity Funds, Inc., of which both funds are series. The Board of Directors believes the reorganization is in the best interest of both funds' shareholders because of the Strong Internet Fund's
                                                          (CONTINUED ON REVERSE)

small asset size, lack of expected asset growth, and lack of economies of scale. In addition, the Strong Technology 100 Fund and the Strong Internet Fund have similar investment objectives and policies.

Following the necessary approvals at the shareholder meeting, shareholders' accounts in the Strong Internet Fund will automatically be converted - on a tax-free basis - into shares of the Strong Technology 100 Fund with a value equivalent to the value of the account in the Strong Internet Fund on the conversion date. Before the conversion date, if you would like to arrange an exchange or redemption of your Strong Internet Fund shares, you may call us at the number above. PLEASE BE AWARE, HOWEVER, THAT A REDEMPTION OR EXCHANGE IS A TAXABLE EVENT THAT, DEPENDING ON YOUR INDIVIDUAL CIRCUMSTANCES, MAY GIVE RISE TO A TAX LIABILITY FOR YOU. PLEASE ALSO NOTE, THE INTERNET FUND HAS AN EARLY REDEMPTION FEE FOR SHARES HELD LESS THAN ONE MONTH.

SHAREHOLDER MEETING
On April 5, 2001, the Board of Directors for each Fund approved submitting for shareholder vote the items described below (except Strong Discovery Fund). In late May 2001, the Funds' shareholders were sent a Notice of Annual Meeting and Proxy Statement explaining the items on which the shareholders will vote and notifying them of the record date and the time, date, and location of the shareholder meeting.

o    Election of the Board of Directors.

o Approval of an investment advisory agreement with Strong Capital Management, Inc., the Funds' current investment advisor, that reflects the following (except Strong Index 500 Fund and Strong Aggressive, Strong Conservative, and Strong Moderate Portfolios, which do not have advisory agreements, and Strong Internet Fund):

     1. The addition of breakpoints, under which the management fee will decrease by 0.025% on Fund net assets equal to or greater than $4 billion and will decrease by an additional 0.025% on Fund net assets equal to or greater than $6 billion (except Strong Dow 30 Value and Strong Large Cap Growth Funds).

     2. A reduction in the management fee as shown below (a corresponding administration fee will be added under a new administration agreement as described below in Fund Administration Fees):

          - From 1.00% to 0.75% (Strong Technology 100 and Strong Value Funds only).

          -    From 0.80% to 0.55% (Strong Dow 30 Value Fund only).

     3. Removal of a 2% expense cap, which had been included in the current advisory agreement under a state law requirement that has since been repealed.

o    Approval  of  a  revised  Subadvisory   Agreement  between  Strong  Capital
     Management, Inc. and Sloate, Weisman, Murray & Company, Inc. (Strong Value Fund only).

o Ratification of PricewaterhouseCoopers LLP as the Funds' independent auditors (except Strong Index 500 Fund).

o Ratification of KPMG LLP as the Fund's independent auditors (Strong Index 500 Fund only).

If approved by the shareholders, the advisory agreement will be effective July 21, 2001.

FUND ADMINISTRATION FEES
Effective July 21, 2001, each Fund will sign a new administration agreement, under which Strong Capital Management, Inc., the Funds' current administrator, will provide or make provision for administrative services to the Fund, which were previously performed under the advisory agreement. Whether or not shareholders approved the revised advisory agreement, the management fee will be reduced by and a new administration fee will be added in the amount of 0.25%. However, if shareholders approve the revised advisory agreement, the above administration fee will be increased by 0.05%, to 0.30%. (Strong Dow 30 Value, Strong Technology 100, and Strong Value Funds only).

Except as provided below, effective July 21, 2001, the fee for Investor Class Shares and Advisor Class Shares, if any, under the current agreement for administrative services will increase from 0.25% to 0.30% (except Strong Dow 30 Value, Strong Discovery, Strong Internet, Strong Index 500, Strong Technology 100, and Strong Value Funds).

The administration fee for Investor Class shares will not increase if shareholders do not approve the revised advisory agreement (except Aggressive, Conservative, and Moderate Portfolios, which do not have an advisory agreement).

The increased administration fee will compensate Strong Capital Management, Inc. for the provision of mutual fund accounting and similar services, which had previously been provided to the Funds at no cost.

TRANSFER AGENT FEES
Effective June 15, 2001, the annual open account fee for Investor Class shares payable to each Fund's transfer agent will increase from $21.75 to $27.00. This increased fee will compensate the Funds' transfer agent for the increased costs of providing shareholder services over the last ten or more years since the fee was last evaluated.